Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable
4.	Accounts Receivable
Accounts receivable consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Government receivables	$11,341	$10,392
Pharmacy rebates	32,919	25,888
Other receivables	3,485	3,860

Total accounts receivable	47,745	40,140
Allowance for credit losses	(74)	—

Accounts receivable, net	$47,671	$40,140

reasonably supports an assumption that future economic conditions will differ from current and historical payment collections, an adjustment is reflected in the allowance for expected credit losses. We record pharmacy rebates and other receivables based on contractual terms and expected collections and our estimation process for contractual allowances for such balances generally results in an allowance for balances outstanding greater than 90 days or if expected credit risks are known.
Receivables and any associated allowance are written off only when all collection attempts have failed and such amounts are determined unrecoverable. We regularly review the adequacy of these allowances based on a variety of factors, including age of the outstanding receivable and collection history. When circumstances related to specific collection patterns change, estimates of the recoverability of receivables are adjusted. Because substantially all of our receivable amounts are readily determinable and a large portion of our creditors are governmental authorities, our allowance for credit losses is insignificant.
We recorded credit loss related to accounts receivable of $28 and $19 during the three months ended September 30, 2021 and 2020, respectively, and $74 and $54 during the nine months ended September 30, 2021 and 2020, respectively. The amounts were recorded in selling general, and administrative expenses in the condensed consolidated statements of operations.

4.	ACCOUNTS RECEIVABLE
Accounts receivable consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Government receivables	$10,392	$10,324
Pharmacy rebates	25,888	21,433
Other receivables	3,860	5,019

Total accounts receivable	40,140	36,776
Allowance for credit losses	—	(1,144)

Accounts receivable—net	$40,140	$35,632

The allowance for expected credit losses for accounts receivable is based primarily on past collections experience relative to the length of time receivables are past due. However, when available evidence reasonably supports an assumption that future economic conditions will differ from current and historical payment collections, an adjustment is reflected in the allowance for expected credit losses. We record pharmacy rebates and other receivables based on contractual terms and expected collections and our estimation process for contractual allowances for such balances generally results in an allowance for balances outstanding greater than 90 days or if expected credit risks are known.
Receivables and any associated allowance are written off only when all collection attempts have failed and such amounts are determined unrecoverable. We regularly review the adequacy of these allowances based on a variety of factors, including age of the outstanding receivable and collection history. When circumstances related to specific collection patterns change, estimates of the recoverability of receivables are adjusted. Because substantially all of our receivable amounts are readily determinable and a large portion of our creditors are governmental authorities, our allowance for doubtful accounts is insignificant.
We recorded bad debt expense related to accounts receivable of $118 and $1,424 during the years ended December 31, 2020 and 2019, respectively. The amount was recorded in selling general, and administrative expense in the statement of operations.